DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF

May 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Australia - 8.0%
APA Group (a)	4,892	$39,936
Aristocrat Leisure Ltd.	2,451	59,410
ASX Ltd.	795	46,080
Aurizon Holdings Ltd.	7,437	21,446
Australia & New Zealand Banking Group Ltd.	11,496	206,496
BlueScope Steel Ltd.	1,890	24,675
Brambles Ltd.	5,939	46,353
Cochlear Ltd.	268	42,866
Coles Group Ltd.	5,477	68,874
Commonwealth Bank of Australia	6,999	523,964
Computershare Ltd.	2,228	37,080
Dexus REIT	4,426	33,274
Domino’s Pizza Enterprises Ltd.	246	12,146
Endeavour Group Ltd.	5,521	28,753
Evolution Mining Ltd.	7,404	20,395
Fortescue Metals Group Ltd.	6,940	100,116
Goodman Group REIT	6,889	101,554
GPT Group REIT	7,922	27,334
IDP Education Ltd.	853	14,728
Lendlease Corp. Ltd. (a)	2,736	21,138
Macquarie Group Ltd.	1,495	199,452
Mineral Resources Ltd.	686	31,421
Mirvac Group REIT	15,966	25,884
Newcrest Mining Ltd.	3,599	64,647
Northern Star Resources Ltd.	4,758	30,548
Orica Ltd.	1,682	19,535
QBE Insurance Group Ltd.	5,990	51,692
Ramsay Health Care Ltd.	751	42,113
REA Group Ltd.	204	16,479
Santos Ltd.	13,189	77,581
Scentre Group REIT	21,339	43,933
SEEK Ltd.	1,327	23,084
Sonic Healthcare Ltd.	1,868	49,125
Stockland REIT	9,606	27,563
Suncorp Group Ltd.	5,192	42,273
Telstra Corp. Ltd.	17,026	47,389
Transurban Group (a)	12,585	129,730
Vicinity Centres REIT	14,663	19,880
Woodside Energy Group Ltd.	3,900	83,259

(Cost $2,351,578)		2,502,206

Austria - 0.2%
OMV AG	599	34,907
Verbund AG	279	27,691
voestalpine AG	436	12,742

(Cost $73,083)		75,340

Belgium - 0.5%
D’ieteren Group	102	15,920
KBC Group NV	1,025	63,796
Solvay SA	287	28,008
Umicore SA (b)	860	38,132

(Cost $164,940)		145,856

Chile - 0.1%
Antofagasta PLC
(Cost $34,104)	1,622	30,203

Denmark - 4.3%
A.P. Moller - Maersk A/S, Class A	13	37,475
A.P. Moller - Maersk A/S, Class B	22	64,052
Chr Hansen Holding A/S	417	31,199
Coloplast A/S, Class B	485	57,558
Demant A/S*	394	17,309
Genmab A/S*	270	82,147
GN Store Nord AS	521	20,518
Novo Nordisk A/S, Class B	6,904	763,173
Novozymes A/S, Class B	819	51,876
Orsted AS, 144A	773	87,285
Pandora A/S	389	31,344
Vestas Wind Systems A/S	4,127	105,217

(Cost $1,139,402)		1,349,153

Finland - 1.7%
Elisa OYJ	570	32,179
Kesko OYJ, Class B	1,129	28,204
Neste OYJ	1,737	79,473
Nordea Bank Abp	13,574	137,660
Orion OYJ, Class B	392	16,041
Sampo OYJ, Class A	2,053	92,546
Stora Enso OYJ, Class R	2,259	43,596
UPM-Kymmene OYJ	2,177	76,936
Wartsila OYJ Abp	1,813	15,316

(Cost $541,316)		521,951

France - 10.9%
Accor SA*	709	23,218
Air Liquide SA	1,950	340,163
Alstom SA	1,303	35,454
AXA SA	7,946	200,121
BioMerieux	169	17,724
BNP Paribas SA (b)	4,556	259,210
Bouygues SA	910	31,322
Bureau Veritas SA	1,173	33,764
Carrefour SA*	2,522	51,413
Cie Generale des Etablissements Michelin SCA	699	90,793
Covivio REIT	193	14,038
Danone SA	2,678	157,010
Eiffage SA	342	33,742
EssilorLuxottica SA (b)	1,180	189,675
Gecina SA REIT	177	20,744
Kering SA	307	167,627
Klepierre SA REIT*	821	18,663
L’Oreal SA	988	347,736
Orange SA	8,148	101,670

Publicis Groupe SA	913	49,763
Schneider Electric SE	2,215	306,189
SEB SA	101	10,733
Societe Generale SA	3,260	87,324
Teleperformance	241	79,698
TotalEnergies SE	10,149	604,381
Unibail-Rodamco-Westfield REIT*	483	33,885
Valeo (b)	846	18,715
Vivendi SE	2,949	35,066
Worldline SA, 144A*	978	39,822

(Cost $3,439,933)		3,399,663

Germany - 5.7%
adidas AG	709	140,100
Allianz SE	1,675	349,933
Bayerische Motoren Werke AG	1,360	117,470
Beiersdorf AG	409	42,289
Brenntag SE	618	47,640
Carl Zeiss Meditec AG	165	21,962
Commerzbank AG*	4,285	37,081
Delivery Hero SE, 144A*	636	24,350
Deutsche Boerse AG	779	130,391
Evonik Industries AG	863	23,048
GEA Group AG	630	25,072
HeidelbergCement AG	594	34,425
HelloFresh SE*	647	23,995
Henkel AG & Co. KGaA	427	28,703
LEG Immobilien SE	293	30,088
Merck KGaA	527	98,796
MTU Aero Engines AG	219	43,132
Puma SE	432	32,034
SAP SE	4,282	425,637
Symrise AG	545	59,989
Telefonica Deutschland Holding AG	4,287	13,589
Zalando SE, 144A*	911	36,938

(Cost $2,062,287)		1,786,662

Hong Kong - 2.6%
AIA Group Ltd.	49,615	511,609
BOC Hong Kong Holdings Ltd.	15,166	58,282
Chow Tai Fook Jewellery Group Ltd.*	8,210	14,211
CK Infrastructure Holdings Ltd.	2,432	16,290
Hang Seng Bank Ltd.	3,073	53,700
HKT Trust & HKT Ltd. (a)	14,794	20,365
Hong Kong & China Gas Co. Ltd.	45,179	51,136
MTR Corp. Ltd.	6,238	33,673
Sino Land Co. Ltd.	14,020	19,871
Swire Pacific Ltd., Class A	2,043	12,421
Swire Properties Ltd.	4,791	11,725
WH Group Ltd., 144A	34,227	26,263

(Cost $858,358)		829,546

Ireland - 1.2%
CRH PLC	3,140	129,924
DCC PLC	385	27,221
James Hardie Industries PLC CDI	1,799	46,588
Kerry Group PLC, Class A	653	67,434
Kingspan Group PLC	637	52,407
Smurfit Kappa Group PLC	1,008	40,774

(Cost $386,644)		364,348

Israel - 0.2%
Bank Leumi Le-Israel BM	5,963	59,076
Kornit Digital Ltd.*	200	8,394

(Cost $57,544)		67,470

Italy - 1.4%
Amplifon SpA	497	17,069
Enel SpA	33,372	216,071
Intesa Sanpaolo SpA	67,755	147,379
Nexi SpA, 144A*	2,153	21,865
Prysmian SpA	1,045	33,651

(Cost $504,930)		436,035

Japan - 22.6%
Aeon Co. Ltd.	2,700	49,479
Ajinomoto Co., Inc.	1,900	46,287
ANA Holdings, Inc.*	600	11,856
Asahi Kasei Corp.	5,100	41,349
Astellas Pharma, Inc.	7,600	121,847
Azbil Corp.	500	14,828
Bridgestone Corp.	2,300	90,877
Chubu Electric Power Co., Inc.	2,600	26,092
Chugai Pharmaceutical Co. Ltd.	2,798	76,733
Dai Nippon Printing Co. Ltd.	865	19,768
Daifuku Co. Ltd.	416	26,258
Dai-ichi Life Holdings, Inc.	4,100	83,931
Daiichi Sankyo Co. Ltd.	7,200	191,355
Daikin Industries Ltd.	1,021	164,168
Daiwa House Industry Co. Ltd.	2,500	60,340
Denso Corp.	1,760	107,766
Eisai Co. Ltd.	1,058	43,572
FANUC Corp.	800	131,245
Fast Retailing Co. Ltd.	239	115,092
FUJIFILM Holdings Corp.	1,450	80,105
Fujitsu Ltd.	800	120,300
Hankyu Hanshin Holdings, Inc.	900	24,171
Hikari Tsushin, Inc.	90	10,214
Hirose Electric Co. Ltd.	121	16,855
Hitachi Construction Machinery Co. Ltd.	400	9,406
Hitachi Metals Ltd.*	900	14,475
Hoshizaki Corp.	200	11,862
Hoya Corp.	1,550	166,392
Hulic Co. Ltd.	1,600	13,109
Ibiden Co. Ltd.	500	18,403
Inpex Corp.	4,200	54,816
Isuzu Motors Ltd.	2,300	27,015
Ito En Ltd.	200	8,504

ITOCHU Corp.	4,900	140,740
Japan Real Estate Investment Corp. REIT	5	24,836
JFE Holdings, Inc.	2,000	24,673
JSR Corp.	700	22,201
Kajima Corp.	1,700	18,315
Kao Corp.	1,984	80,134
KDDI Corp.	6,600	230,150
Keio Corp.	439	14,691
Kikkoman Corp.	600	31,995
Komatsu Ltd.	3,800	94,406
Kubota Corp.	4,200	77,506
Kurita Water Industries Ltd.	400	15,500
Lixil Corp.	1,200	22,938
Marubeni Corp.	6,400	67,336
Mazda Motor Corp.	2,300	19,470
McDonald’s Holdings Co. Japan Ltd.	400	15,578
MEIJI Holdings Co. Ltd.	500	24,641
Mitsubishi Chemical Holdings Corp.	5,300	31,566
Mitsubishi Estate Co. Ltd.	4,700	69,745
Mitsui & Co. Ltd.	5,700	143,203
Mitsui Chemicals, Inc.	800	19,620
MS&AD Insurance Group Holdings, Inc.	1,800	57,269
Murata Manufacturing Co. Ltd.	2,400	154,845
Nintendo Co. Ltd.	452	201,748
Nippon Building Fund, Inc. REIT	6	32,648
NIPPON EXPRESS HOLDINGS, Inc.	350	20,269
Nippon Paint Holdings Co. Ltd.	3,450	25,692
Nippon Prologis REIT, Inc. REIT	9	23,996
Nippon Steel Corp.	3,300	57,730
Nippon Yusen KK	670	55,727
Nissin Foods Holdings Co. Ltd.	250	16,363
Nitori Holdings Co. Ltd.	294	29,732
Nitto Denko Corp.	550	39,974
Nomura Holdings, Inc.	11,900	47,075
Nomura Real Estate Holdings, Inc.	500	12,534
Nomura Research Institute Ltd.	1,400	38,633
NTT Data Corp.	2,600	40,906
Obayashi Corp.	2,400	17,033
Odakyu Electric Railway Co. Ltd.	1,200	15,867
Omron Corp.	713	41,158
Open House Group Co. Ltd.	300	12,523
Oriental Land Co. Ltd.	835	124,622
ORIX Corp.	4,900	93,376
Osaka Gas Co. Ltd.	1,500	28,054
Pan Pacific International Holdings Corp.	1,600	24,663
Panasonic Holdings Corp.	9,000	82,833
Rakuten Group, Inc.	3,600	20,260
Recruit Holdings Co. Ltd.	5,900	217,114
Rohm Co. Ltd.	390	32,196
SCSK Corp.	500	8,368
Sekisui Chemical Co. Ltd.	1,500	21,571
Sekisui House Ltd.	2,500	44,357
Seven & i Holdings Co. Ltd.	3,100	130,366
SG Holdings Co. Ltd.	1,200	21,650
Sharp Corp.	1,000	8,154
Shimadzu Corp.	940	34,598
Shimizu Corp.	2,300	12,247
Shin-Etsu Chemical Co. Ltd.	1,535	218,774
Shionogi & Co. Ltd.	1,100	58,803
SoftBank Corp.	11,800	135,753
Sompo Holdings, Inc.	1,240	56,368
Sony Group Corp.	5,205	490,175
Sumitomo Chemical Co. Ltd.	6,100	25,179
Sumitomo Electric Industries Ltd.	3,000	33,243
Sumitomo Metal Mining Co. Ltd.	1,053	44,332
Sumitomo Mitsui Trust Holdings, Inc.	1,400	42,203
Sumitomo Realty & Development Co. Ltd.	1,300	35,116
Suntory Beverage & Food Ltd.	600	22,457
Sysmex Corp.	650	42,427
Taisei Corp.	774	23,164
TDK Corp.	1,625	56,400
Terumo Corp.	2,650	85,899
Tobu Railway Co. Ltd.	800	17,953
Tokyo Electron Ltd.	611	280,126
Tokyo Gas Co. Ltd.	1,600	31,230
Tokyu Corp.	2,200	25,002
Toray Industries, Inc.	5,700	29,522
Tosoh Corp.	1,100	16,032
TOTO Ltd.	600	20,312
Unicharm Corp.	1,600	54,998
USS Co. Ltd.	900	16,434
West Japan Railway Co.	850	31,418
Yamaha Corp.	619	25,598
Yamaha Motor Co. Ltd. (b)	1,200	24,374
Yaskawa Electric Corp.	1,001	34,898
Yokogawa Electric Corp.	900	16,217
Z Holdings Corp.	10,900	36,112
ZOZO, Inc.	500	10,669

(Cost $7,169,413)		7,075,053

Luxembourg - 0.1%
Tenaris SA
(Cost $23,716)	1,934	32,372

Netherlands - 6.1%
Akzo Nobel NV	746	64,971
ASML Holding NV	1,665	956,027
IMCD NV	234	35,019
ING Groep NV	15,945	179,761
JDE Peet’s NV	417	12,195
Koninklijke Ahold Delhaize NV	4,288	118,076
Koninklijke DSM NV	706	118,966
Koninklijke KPN NV	13,571	49,327
NN Group NV	1,177	58,391

Prosus NV*	3,401	175,900
Randstad NV	478	26,914
Wolters Kluwer NV	1,062	104,825

(Cost $1,804,538)		1,900,372

New Zealand - 0.4%
Auckland International Airport Ltd.*	5,158	25,115
Fisher & Paykel Healthcare Corp. Ltd.	2,329	31,837
Mercury NZ Ltd.	2,814	10,075
Meridian Energy Ltd.	5,087	15,563
Spark New Zealand Ltd.	7,411	23,446
Xero Ltd.*	553	35,421

(Cost $171,483)		141,457

Norway - 1.4%
Aker BP ASA (b)	517	22,427
DNB Bank ASA	3,818	77,227
Equinor ASA	3,985	152,860
Gjensidige Forsikring ASA	826	17,995
Mowi ASA	1,697	44,173
Norsk Hydro ASA	5,395	43,134
Orkla ASA	2,973	23,314
Salmar ASA	241	17,843
Telenor ASA	2,813	38,766

(Cost $396,007)		437,739

Portugal - 0.2%
Galp Energia SGPS SA	2,032	26,687
Jeronimo Martins SGPS SA	1,163	23,759

(Cost $49,748)		50,446

Singapore - 0.9%
CapitaLand Integrated Commercial Trust REIT	21,665	34,610
Capitaland Investment Ltd.	10,700	30,830
City Developments Ltd.	1,700	10,243
Grab Holdings Ltd., Class A*	4,446	11,826
Keppel Corp. Ltd.	6,000	30,155
Singapore Airlines Ltd.*	5,450	22,024
Singapore Exchange Ltd.	3,500	24,331
United Overseas Bank Ltd.	4,800	103,325
UOL Group Ltd.	1,900	10,325

(Cost $261,086)		277,669

Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	27,332	148,710
Iberdrola SA	23,770	280,991
Industria de Diseno Textil SA	4,477	107,382
Naturgy Energy Group SA (b)	597	17,997
Red Electrica Corp. SA	1,677	34,654
Repsol SA	5,950	95,577

(Cost $655,101)		685,311

Sweden - 3.3%
Alfa Laval AB	1,203	32,412
Assa Abloy AB, Class B	4,094	100,512
Atlas Copco AB, Class A	11,034	123,314
Atlas Copco AB, Class B	6,400	61,713
Boliden AB	1,116	46,734
Electrolux AB, Class B	934	14,471
Epiroc AB, Class A	2,696	52,054
Epiroc AB, Class B	1,609	26,971
EQT AB	1,212	35,455
Essity AB, Class B	2,517	65,911
H & M Hennes & Mauritz AB, Class B (b)	3,026	41,637
Holmen AB, Class B	385	19,723
Husqvarna AB, Class B	1,715	15,429
Nibe Industrier AB, Class B	6,217	54,077
Sandvik AB	4,376	89,455
SKF AB, Class B	1,537	27,068
Svenska Cellulosa AB SCA, Class B	2,485	44,919
Tele2 AB, Class B	2,330	28,447
Telefonaktiebolaget LM Ericsson, Class B	11,910	96,401
Telia Co. AB	10,656	43,588

(Cost $1,113,372)		1,020,291

Switzerland - 8.4%
ABB Ltd.	6,729	206,247
Adecco Group AG	632	24,586
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	9	90,512
Cie Financiere Richemont SA, Class A	2,140	237,431
Clariant AG*	891	17,066
Coca-Cola HBC AG*	845	18,610
Geberit AG	147	80,635
Givaudan SA	38	139,623
Kuehne + Nagel International AG	223	58,812
Lonza Group AG	305	183,659
Roche Holding AG	2,880	980,681
SGS SA	26	64,556
Sika AG	596	165,081
Sonova Holding AG	220	77,805
Straumann Holding AG	457	58,141
Swiss Life Holding AG	130	73,642
Swiss Re AG	1,235	101,681
Temenos AG	261	25,366
Vifor Pharma AG*	187	32,648

(Cost $2,588,999)		2,636,782

United Kingdom - 16.6%
abrdn PLC	8,796	21,617
Ashtead Group PLC	1,804	94,422
Associated British Foods PLC	1,394	30,394
AstraZeneca PLC	6,355	837,283
Barratt Developments PLC	3,933	25,022
Berkeley Group Holdings PLC*	465	24,614
British Land Co. PLC REIT	3,626	24,019
BT Group PLC	28,487	67,227
Bunzl PLC	1,386	48,333

Burberry Group PLC	1,622	35,017
CNH Industrial NV	4,191	62,271
Coca-Cola Europacific Partners PLC	845	44,895
Compass Group PLC	7,265	162,749
Croda International PLC	576	50,162
Ferguson PLC	895	107,518
GSK PLC	20,846	455,193
HSBC Holdings PLC	83,057	557,928
Informa PLC*	6,061	41,631
InterContinental Hotels Group PLC	751	46,681
Intertek Group PLC	658	38,437
J Sainsbury PLC	7,013	20,187
Johnson Matthey PLC	777	20,662
Kingfisher PLC	8,440	28,039
Land Securities Group PLC REIT	2,843	27,475
Legal & General Group PLC	24,441	79,995
Lloyds Banking Group PLC	288,388	163,155
Mondi PLC	1,945	37,713
National Grid PLC	14,969	220,914
Next PLC	545	44,495
Ocado Group PLC*	2,038	23,908
Pearson PLC	2,795	26,574
Persimmon PLC	1,305	35,805
Prudential PLC	11,268	147,336
Reckitt Benckiser Group PLC	2,932	226,812
RELX PLC	7,936	227,640
Rentokil Initial PLC	7,539	48,096
Schroders PLC	503	18,777
Segro PLC REIT	4,919	68,690
Spirax-Sarco Engineering PLC	299	39,812
St James’s Place PLC	2,128	34,704
Taylor Wimpey PLC	14,922	24,467
Tesco PLC	31,294	102,149
Unilever PLC	10,502	506,265
Vodafone Group PLC	109,808	180,711
Whitbread PLC	782	26,837
WPP PLC	4,675	54,241

(Cost $5,320,181)		5,210,872

TOTAL COMMON STOCKS
(Cost $31,167,763)		30,976,797

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG	238	18,574
Henkel AG & Co. KGaA	717	48,927

(Cost $87,086)		67,501

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	1,880	1,118

EXCHANGE-TRADED FUNDS - 0.5%
iShares Trust iShares ESG Aware MSCI EAFE ETF
(Cost $137,182)	2,000	140,240

SECURITIES LENDING COLLATERAL - 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (c)(d)
(Cost $363,199)	363,199	363,199

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.72% (c)
(Cost $22,296)	22,296	22,296

TOTAL INVESTMENTS - 100.9%
(Cost $31,777,526)		$31,571,151
Other assets and liabilities, net - (0.9%)		(281,206)

NET ASSETS - 100.0%		$31,289,945

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022
SECURITIES LENDING COLLATERAL — 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (c)(d)
61,137	302,062 (e)	—	—	—	576	—	363,199	363,199
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.72% (c)
2,532	643,158	(623,394)	—	—	2	—	22,296	22,296

63,669	945,220	(623,394)	—	—	578	—	385,495	385,495

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2022 amounted to $578,621, which is 1.8% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $362,114.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2022.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2022 the Xtrackers MSCI EAFE ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$5,482,316	17.7%
Health Care	4,690,676	15.1
Industrials	4,657,219	15.0
Consumer Discretionary	3,404,870	11.0
Consumer Staples	2,753,830	8.8
Materials	2,658,810	8.6
Information Technology	2,591,556	8.3
Communication Services	1,497,306	4.8
Energy	1,264,341	4.1
Utilities	1,103,979	3.6
Real Estate	940,513	3.0

Total	$31,045,416	100.0%

At May 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
EURO STOXX 50 Futures	EUR	2	$78,727	$81,072	6/17/2022	$2,345
MINI TOPIX Index Futures	JPY	1	14,645	14,840	6/09/2022	195

Total unrealized appreciation						$2,540

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2022.

Currency Abbreviations
EUR	Euro
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$30,976,797	$—	$—	$30,976,797
Preferred Stocks	67,501	—	—	67,501
Warrants	1,118	—	—	1,118
Exchange-Traded Funds	140,240	—	—	140,240
Short-Term Investments (a)	385,495	–	—	385,495
Derivatives (b)
Futures Contracts	2,540	—	—	2,540

TOTAL	$31,573,691	$—	$—	$31,573,691

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

EASG-PH3

R-089711-1 (5/24) DBX005195 (5/24)